Recently Issued Accounting Standards (Details) (KRW) In Millions	12 Months Ended
Dec. 31, 2009
Recently Issued Accounting Standards
Decrease in shareholder's equity, as a result of adoption of SFAS No. 167	14,195
Decrease in total assets, as a result of adoption of SFAS No. 167	84,282
Decrease in total liabilities, as a result of adoption of SFAS No. 167	70,087